Taxation (Details) - Schedule of Movements of the Valuation Allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movements of the Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (384,382)	¥ (324,682)	¥ (135,790)
Changes of valuation allowances	(6,339)	(59,700)	(188,892)
Balance at the end of the year	¥ (390,721)	¥ (384,382)	¥ (324,682)